UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors New Concepts Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.56%
Southwest Airlines Co.	439,000	$7,313,740

Aircraft - 1.65%
L-3 Communications Holdings, Inc.	277,000	21,697,410

Banks - 5.37%
Northern Trust Corporation	579,000	33,828,075
Synovus Financial Corp.	1,258,000	36,947,460
		70,775,535
Beverages - 1.68%
Brown-Forman Corporation, Class B	288,750	22,132,687

Business Equipment and Services - 8.00%
Cintas Corporation	515,000	21,024,875
Euronet Worldwide, Inc.*	364,000	8,932,560
Lamar Advertising Company, Class A*	495,500	26,462,178
Republic Services, Inc., Class A	331,000	13,309,510
Stericycle, Inc.*	511,210	35,654,341
		105,383,464
Capital Equipment - 2.05%
IDEX Corporation	628,450	27,054,773

Chemicals -- Specialty - 1.19%
Air Products and Chemicals, Inc.	236,000	15,663,320

Computers -- Micro - 4.90%
Apple Computer, Inc.*	599,900	46,180,302
Sun Microsystems, Inc.*	3,704,000	18,353,320
		64,533,622
Computers -- Peripherals - 0.53%
Electronic Arts Inc.*	126,000	7,016,310

Consumer Electronics - 0.80%
Research In Motion Limited*	102,000	10,472,850

Electrical Equipment - 2.39%
Molex Incorporated	282,000	10,985,310
Molex Incorporated, Class A	621,600	20,444,424
		31,429,734
Electronic Components - 7.66%
Broadcom Corporation, Class A*	752,000	22,811,920
Linear Technology Corporation	346,000	10,765,790
Maxim Integrated Products, Inc.	382,000	10,724,650
Microchip Technology Incorporated	746,100	24,184,832
Network Appliance, Inc.	874,900	32,375,675
		100,862,867
Electronic Instruments - 1.76%
Lam Research Corporation*	512,000	23,206,400

Farm Machinery - 0.84%
AGCO Corporation*	435,000	11,027,250

Food and Related - 1.60%
Hershey Foods Corporation	394,300	21,075,335

Health Care -- Drugs - 7.36%
Allergan, Inc.	408,000	45,944,880
Gilead Sciences, Inc.*	550,800	37,842,714
ICOS Corporation*	523,000	13,101,150
		96,888,744
Health Care -- General - 9.50%
Biomet, Inc.	788,100	25,364,998
DENTSPLY International Inc.	520,000	15,670,200
Gen-Probe Incorporated*	247,900	11,611,636
Henry Schein, Inc.*	799,600	40,071,954
Kyphon Inc.*	443,500	16,593,553
Zimmer Holdings, Inc.*	233,000	15,727,500
		125,039,841
Hospital Supply and Management- 7.26%
C. R. Bard, Inc.	537,000	40,275,000
Cytyc Corporation*	596,500	14,593,372
Express Scripts, Inc.*	143,000	10,794,355
Laboratory Corporation of America Holdings*	457,100	29,972,047
		95,634,774
Insurance -- Property and Casualty - 2.50%
AXIS Capital Holdings Limited	530,000	18,385,700
Everest Re Group, Ltd.	149,000	14,531,970
		32,917,670
Metal Fabrications - 2.67%
Fastenal Company	911,800	35,190,921

Motor Vehicles - 1.00%
Harley-Davidson, Inc.	210,000	13,177,500

Petroleum -- Domestic - 1.15%
XTO Energy Inc.	360,333	15,180,829

Petroleum -- International - 1.16%
Noble Energy, Inc. (A)	336,800	15,354,712

Petroleum -- Services - 1.12%
Complete Production Services, Inc. (A)*	324,400	6,403,656
Smith International, Inc.	214,000	8,303,200
		14,706,856
Publishing - 2.94%
Getty Images, Inc.*	299,800	14,894,064
Meredith Corporation	482,000	23,777,060
		38,671,124
Restaurants - 2.04%
P.F. Chang's China Bistro, Inc.*	373,000	12,943,100
YUM! Brands, Inc.	268,000	13,949,400
		26,892,500
Retail -- Food Stores -1.04%
Longs Drug Stores Corporation	298,600	13,738,586

Retail -- General Merchandise - 0.99%
Nordstrom, Inc. (A)	306,500	12,964,950

Retail -- Specialty Stores - 1.32%
Chico's FAS, Inc.*	480,000	10,334,400
Gap, Inc. (The)	372,000	7,049,400
		17,383,800
Security and Commodity Brokers- 5.15%
Chicago Mercantile Exchange Holdings Inc.	98,300	47,011,975
TD Ameritrade Holding Corporation	1,106,000	20,870,220
		67,882,195
Timesharing and Software - 6.38%
eBay Inc.*	996,000	28,231,620
Global Payments Inc.	517,000	22,753,170
Paychex, Inc.	897,000	33,027,540
		84,012,330
Trucking and Shipping - 1.99%
C.H. Robinson Worldwide, Inc.	587,200	26,174,440

TOTAL COMMON STOCKS - 96.55%		1,271,457,069

(Cost: $823,009,259)

PUT OPTIONS - 0.08%	Number of Contracts

Complete Production Services, Inc., October 20, Expires 10-23-06	1,603	175,849
Noble Energy, Inc, October 45, Expires 10-23-06	1,695	196,100
Smith International, Inc., October 40, Expires 10-23-06	2,140	422,650
XTO Energy Inc., October 45, Expires 10-23-06	716	230,623
(Cost: $482,625)		$1,025,222

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 0.76%
Ciesco, LLC,
5.35%, 10-2-06	$5,478	5,477,186
PACCAR Financial Corp.,
5.23%, 10-19-06	4,617	4,604,926
		10,082,112
Food and Related - 1.20%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.25%, 10-12-06	5,000	4,991,979
General Mills, Inc.,
5.3%, 10-4-06	5,828	5,825,426
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.35%, 10-27-06	5,000	4,980,681
		15,798,086
Multiple Industry - 1.06%
General Electric Capital Corporation,
5.23%, 10-27-06	9,000	8,966,005
Honeywell International Inc.,
5.36%, 10-6-06	5,000	4,996,278
		13,962,283
Utilities -- Gas and Pipeline - 0.35%
Michigan Consolidated Gas Co.,
5.31%, 10-6-06	4,585	4,581,619

TOTAL SHORT-TERM SECURITIES - 3.37%		$44,424,100

(Cost: $44,424,100)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,316,906,391

(Cost: $867,915,984 )

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call options outstanding as of September 30, 2006:

Underlying Security	Contracts Subject to Call	Premium Received	Market Value

Complete Production Services, Inc.	1,603	$126,374	$5,450
Noble Energy, Inc.	1,695	147,211	4,995
Nordstrom, Inc.	3,065	222,212	888,850

		$495,797	$899,295

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006